As filed with the Securities and Exchange Commission on September 7, 2007
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2007

ITEM 1: REPORT TO STOCKHOLDERS

DELAFIELD
FUND
INCORPORATED







                  SEMI-ANNUAL REPORT


            [GRAPHIC OMITTED][GRAPHIC OMITTED]
















                                                         June 30, 2007
                                                          (Unaudited)

                                                               600 FIFTH AVENUE
DELAFIELD                                                    NEW YORK, NY 10020
FUND                                                               212.830.5341
INCORPORATED                                                       800.221.3079
-------------------------------------------------------------------------------


Dear Fellow Shareholder:


We are pleased to present the semi-annual report of the Delafield Fund, Inc. for the period January 1, 2007 through June 30, 2007.

The Fund's net asset value per share on June 30, 2007 was $28.88 as compared to $25.64 at December 31, 2006. The Fund had net assets of $705,480,475 and 6,299 active shareholders. The Fund registered an increase of 12.64% during the first-half year. The Fund held 55 companies, with the top ten holdings accounting for 28% of total net assets overall. Equity investments comprised 78% of the $705.5 million of total net assets on June 30, 2007.

We welcome inquires from potential investors, large or small. Anyone interested is encouraged to call the Fund at 800.221.3079.


With very best wishes.

Sincerely,


/S/ J. Dennis Delafield                                /S/ Vincent Sellecchia

J. Dennis Delafield                                    Vincent Sellecchia
Chairman                                               President

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                          Beginning         Ending Account
                                         Account Value         Value            Expenses Paid           Annualized
                                           01/01/07          06/30/07         During  the Period*    Expense Ratio (a)
                                           ---------         ---------        -------------------    -----------------
  Actual                                   $1,000.00         $1,126.40               $6.80                1.29%

  Hypothetical (5% Return before
  expenses)                                $1,000.00         $1,018.40               $6.46                1.29%


--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period (January 1, 2007 through June 30, 2007), multiplied by 181/365 (to reflect the most recent fiscal half year).

Delafield Fund, Inc.
Schedule of Investments
June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------

                                                                                                      Value
Common Stocks (78.16%)                                                         Shares                (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (2.66%)

MPS Group, Inc.*                                                              800,000           $    10,696,000
Labor Ready, Inc.*                                                            350,000                 8,088,500
                                                                                                ---------------
                                                                                                     18,784,500
                                                                                                ---------------
Chemicals (9.33%)

Ashland Inc.                                                                  235,000                15,028,250
Chemtura Corp.                                                                569,000                 6,321,590
Eastman Chemical Company                                                      200,000                12,866,000
FMC Corporation                                                               190,000                16,984,100
Hercules Incorporated*                                                        625,000                12,281,250
Lydall, Inc.*                                                                 161,000                 2,352,210
                                                                                                ---------------
                                                                                                     65,833,400
                                                                                                ---------------
Computer & Computer Services (2.37%)

Pitney Bowes Inc.                                                             160,000                 7,491,200
Plexus Corp.*                                                                 400,000                 9,196,000
                                                                                                ---------------
                                                                                                     16,687,200
                                                                                                ---------------
Consumer Products & Services (5.85%)

Ethan Allen Interiors, Inc.                                                   205,000                 7,021,250
Furniture Brands International, Inc.                                          750,000                10,650,000
(The) Stanley Works                                                           250,000                15,175,000
Trex Company, Inc.*                                                           430,000                 8,440,900
                                                                                                ---------------
                                                                                                     41,287,150
                                                                                                ---------------
Energy & Energy Services (5.20%)

Chesapeake Energy Corporation                                                  25,000                   865,000
Forest Oil Corporation*                                                       100,000                 4,226,000
Mariner Energy, Inc.*                                                         250,000                 6,062,500
Newfield Exploration Company*                                                 135,000                 6,149,250
Southern Union Company                                                        350,000                11,406,500
Weatherford International Ltd.*                                               145,000                 8,009,800
                                                                                                ---------------
                                                                                                     36,719,050
                                                                                                ---------------
Industrial Products (9.38%)

Acuity Brands Inc.                                                            140,000                 8,439,200
Crane Co.                                                                     250,000                11,362,500
Franklin Electric Co., Inc.                                                    50,000                 2,359,000
Hubbell Incorporated                                                           90,000                 4,879,800
Honeywell International Inc.                                                  200,000                11,256,000
Kennametal Inc.                                                               300,000                24,609,000
Navistar International Corporation*                                            50,000                 3,300,000
                                                                                                ---------------
                                                                                                     66,205,500
                                                                                                ---------------
Instrumentation (8.65%)

Checkpoint Systems, Inc.*                                                     400,000                10,100,000
Intermec Inc.*                                                                450,000                11,389,500
LeCroy Corporation*                                                           625,000                 6,075,000
Thermo Fisher Scientific Inc.*                                                460,000                23,791,200
Zebra Technologies Corporation*                                               250,000                 9,685,000
                                                                                                ---------------
                                                                                                     61,040,700
                                                                                                ---------------
Medical Equipment (0.76%)
Steris Corp.                                                                  175,000                 5,355,000
                                                                                                ---------------

The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (continued)
June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------

                                                                                                      Value
Common Stocks (continued)                                                      Shares                (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating (2.48%)

Commercial Metals Company                                                      75,000           $     2,532,750
NCI Building Systems, Inc.*                                                   125,000                 6,166,250
Quanex Corporation                                                            180,000                 8,766,000
                                                                                                ---------------
                                                                                                     17,465,000
                                                                                                ---------------
Real Estate (0.94%)

Kimco Realty Corporation                                                      175,000                 6,662,250
                                                                                                ---------------
Retail (3.53%)

Foot Locker, Inc.                                                             800,000                17,440,000
Rush Enterprises, Inc. Class A*                                               344,000                 7,471,680
                                                                                                ---------------
                                                                                                     24,911,680
                                                                                                ---------------
Specialty Materials (9.63%)

Albany International Corp.                                                    600,000                24,264,000
Brady Corporation                                                             520,000                19,312,800
CARBO Ceramics Inc.                                                            75,000                 3,285,750
Cytec Industries Inc.                                                         330,000                21,044,100
                                                                                                ---------------
                                                                                                     67,906,650
                                                                                                ---------------
Technology (11.81%)

Axcelis Technologies, Inc.*                                                 1,725,000                11,195,250
Fairchild Semiconductor International, Inc.*                                  425,000                 8,211,000
Flextronics International Ltd.*                                             1,400,000                15,120,000
Imation Corp.                                                                 500,000                18,430,000
International Rectifier Corp.*                                                345,000                12,854,700
Radyne Corporation*                                                           600,000                 6,402,000
Vishay Intertechnology Inc.*                                                  700,000                11,074,000
                                                                                                ---------------
                                                                                                     83,286,950
                                                                                                ---------------
Transportation (1.99%)

Global Logistics Acquisition Corporation*                                     410,000                 3,710,500
YRC Worldwide, Inc.*                                                          280,000                10,304,000
                                                                                                ---------------
                                                                                                     14,014,500
                                                                                                ---------------
Miscellaneous (3.58%)

Esterline Technologies Corporation*                                           300,000                14,493,000
Schweitzer-Mauduit International, Inc.                                        183,000                 5,673,000
Tyco International, Ltd.                                                      150,000                 5,068,500
                                                                                                ---------------
                                                                                                     25,234,500
                                                                                                ---------------
Total Common Stocks (Cost $439,808,395)                                                         $   551,394,030
                                                                                                ---------------


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (continued)
June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------

Short-Term Investments (22.22%)                                                Face                    Value
Repurchase Agreements (22.22%)                                                Amount                 (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Securities Inc., purchased
on 06/29/07, 4.25%, due 07/02/07,
repurchase proceeds $156,824,522
(Collateralized by 104,930,000, T-Notes,
3.500% to 6.500%, due 12/31/07 to 08/15/13
value $104,902,904, T-Bonds, 6.125% to
7.875%, due 02/15/21 to 11/15/27 value
$21,766,588, T-Bills, due 07/12/07 to
08/02/07 value $33,235,277)                                               $156,769,000              156,769,000
                                                                                                ---------------
Total Short-Term Investments (Cost $156,769,000)                                                $   156,769,000
                                                                                                ---------------
Total Investments (100.38%) (Cost $596,577,395+)                                                    708,163,030
Liabilities in excess of cash and other assets (-0.38%)                                              (2,682,555)
                                                                                                ---------------
Net Assets (100.00%)                                                                            $   705,480,475
                                                                                                ===============
*   Non-income producing.


+ Aggregate cost for federal income tax purposes is $596,720,941. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $119,682,521 and $8,240,432, respectively, resulting in net appreciation of $111,442,089.





The accompanying notes are an integral part of the financial statements.

Delafield Fund, Inc.
Breakdown Of Portfolio Holdings
June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------

       Industry                                            Value                           % Of Portfolio
       --------                                            -----                           --------------
Business Services                                        $18,784,500                             2.65%

Chemicals                                                 65,833,400                             9.30

Computer & Computer Services                              16,687,200                             2.36

Consumer Products & Services                              41,287,150                             5.83

Energy & Energy Services                                  36,719,050                             5.18

Industrial Products                                       66,205,500                             9.35

Instrumentation                                           61,040,700                             8.62

Medical Equipment                                          5,355,000                             0.75

Metal Fabricating                                         17,465,000                             2.47

Real Estate                                                6,662,250                             0.94

Retail                                                    24,911,680                             3.52

Specialty Materials                                       67,906,650                             9.59

Technology                                                83,286,950                            11.76

Transportation                                            14,014,500                             1.98

Miscellaneous                                             25,234,500                             3.56

Short Term Investments                                   156,769,000                            22.14

Total                                                   $708,163,030                           100.00%


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $439,808,395).................................      $   551,394,030
   Repurchase agreements (Note 1) (Cost - $156,769,000).................................          156,769,000
   Receivable for fund shares sold......................................................            1,789,909
   Accrued dividend and interest receivable.............................................              279,702
   Prepaid expenses.....................................................................               21,828
                                                                                              ---------------
         Total assets...................................................................          710,254,469
                                                                                              ---------------
LIABILITIES

   Payable to affiliates*...............................................................      $       639,110
   Due to custodian.....................................................................                  267
   Payable for securities purchased.....................................................            3,730,665
   Payable for fund shares redeemed.....................................................              207,961
   Accrued expenses.....................................................................              195,991
                                                                                              ---------------
         Total liabilities..............................................................            4,773,994
                                                                                              ---------------
   Net assets...........................................................................      $   705,480,475
                                                                                              ---------------
SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 3)..............................      $   549,135,573
   Net unrealized appreciation (depreciation)...........................................          111,585,635
   Accumulated net realized gains.......................................................           42,710,879
   Accumulated undistributed net income.................................................            2,048,388
                                                                                              ---------------
   Net assets...........................................................................      $   705,480,475
                                                                                              ===============
   Net asset value, per share (Note 3):
   Net Assets, ($ 705,480,475 applicable to 24,425,063 shares outstanding)..............           $    28.88
                                                                                                   ==========


* Includes fees payable to Reich & Tang Asset Management, LLC, Natixis Distributors, L.P. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Six Months Ended June 30, 2007
(Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME
Income:
    Interest.......................................................................          $   4,076,004
    Dividends......................................................................              2,033,968
                                                                                             -------------
       Total income................................................................              6,109,972
                                                                                             -------------
Expenses: (Note 2)
    Investment management fee......................................................              2,391,109
    Administration fee.............................................................                661,545
    Shareholder servicing fee......................................................                787,553
    Custodian expenses.............................................................                 16,781
    Shareholder servicing and related shareholder expenses.........................                211,925
    Legal, compliance and filing fees..............................................                 67,799
    Audit and accounting...........................................................                 57,544
    Directors' fees and expenses...................................................                 32,695
    Other..........................................................................                 11,816
                                                                                             -------------
       Total expenses..............................................................              4,238,767
              Fees waived..........................................................               (177,183)
                                                                                             -------------
       Net expenses................................................................              4,061,584
                                                                                             -------------
Net investment income..............................................................              2,048,388
                                                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             42,821,698
Net change in unrealized appreciation (depreciation) of investments................             29,990,556
                                                                                             -------------
         Net gain (loss) on investments............................................             72,812,254
                                                                                             -------------
Increase (decrease) in net assets from operations..................................          $  74,860,642
                                                                                             =============


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
 Statements Of Changes In Net Assets
 Six Months Ended June 30, 2007 (Unaudited)
 Year Ended December 31, 2006
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                          June 30, 2007          December 31, 2006
Operations:

    Net investment income (loss).......................................  $    2,048,388           $    3,541,027

    Net realized gain (loss) on investments............................      42,821,698               49,720,226

    Net change in unrealized appreciation (depreciation)                     29,990,556               27,939,159
                                                                         --------------           --------------
      Increase (decrease) in net assets from operations................      74,860,642               81,200,412

Dividends and distributions to shareholders:

      Net investment income............................................             -0-               (3,582,523)

      Net realized gain on investments.................................             -0-              (49,459,503)
                                                                         --------------           --------------
Total dividends and distribution to shareholders.......................             -0-              (53,042,026)
                                                                         --------------           --------------
Net increase (decrease) from:

       Capital share transactions (Note 3).............................      98,511,931              131,482,481
                                                                         --------------           --------------
        Total increase (decrease)......................................     173,372,573              159,640,867

Net Assets:

    Beginning of period................................................     532,107,902              372,467,035
                                                                         --------------           --------------
    End of period......................................................  $  705,480,475           $  532,107,902
                                                                         ==============           ==============

    Undistributed net investment income................................  $    2,048,388           $          -0-
                                                                         ==============           ==============


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
(Unaudited)
-------------------------------------------------------------------------------

1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Natixis Distributors, L.P. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
(Unaudited)
-------------------------------------------------------------------------------
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

For its services under the Distribution Agreement, the Distributor receives from the Fund a fee equal to 0.25% per annum of the Fund's average daily net assets.

There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

For the period ended June 30, 2007, the Distributor voluntarily waived the following fees:

Shareholder servicing fee                     $177,183

The Distributor has no right to recoup prior waivers.

Effective January 1, 2007, Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $6,000 and a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting. In addition, the Audit Committee chairman receives an additional annual fee of $1,000 and the Lead Independent Director receives an additional annual fee of $2,000, both fees paid quarterly. Directors who are affiliated with the Manager do not receive compensation from the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $158,799 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent").

Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the period ended June 30, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Fund.
3. Capital Stock

At June 30, 2007, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period ended June 30, 2007 and the year ended December 31, 2006, redemption fees totaled $47,196 and $45,384, respectively. Transactions in capital stock were as follows:

                                                     Six Months Ended
                                                      June 30, 2007                         Year Ended
                                                       (Unaudited)                       December 31, 2006
                                                ---------------------------          ---------------------------
                                                   Shares          Amount              Shares           Amount
                                                ----------   -------------           ----------   -------------
Sold......................................       5,720,078   $ 154,738,943            6,311,708   $ 164,719,791
Issued on reinvestment of dividends.......            --                --            1,866,024      48,106,101
Redeemed..................................      (2,046,702)    (56,227,012)          (3,189,887)    (81,343,411)
                                                ----------   -------------           ----------   -------------
Net increase (decrease)...................       3,673,376   $  98,511,931            4,987,845   $ 131,482,481
                                                ==========   =============           ==========   =============

Delafield Fund, Inc.
Notes To Financial Statements (continued)
(Unaudited)
-------------------------------------------------------------------------------
4. Investment Transactions

For the period ended June 30, 2007, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $198,949,565 and $132,013,982, respectively.

5. Tax Information

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

                                                        2006                 2005
                                                 --------------        -------------
Ordinary Income...........................       $    8,759,658        $   4,830,608
Long-term capital gain....................           44,282,368           39,183,160
Return of Capital.........................                  -0-                  -0-
                                                 --------------        -------------
                                                 $   53,042,026        $  44,013,768
                                                 ==============        =============

The tax basis of distributable earnings at December 31, 2006, is comprised of unrealized appreciation of $81,473,047, which differs from book basis unrealized appreciation primarily due to losses on wash sales, which are deferred for tax purposes and return of capital distributions received from investments in REITs.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), as required, on June 30, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of June 30, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
(Unaudited)
-------------------------------------------------------------------------------
6. Financial Highlights

                                                       Six Months Ended                            Years Ended
                                                         June 30, 2007                             December 31,
                                                                         ---------------------------------------------------------
                                                          (Unaudited)       2006        2005        2004         2003        2002
                                                          -----------    -------      -------     -------      --------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............       $  25.64       $ 23.63      $ 25.21     $ 23.17      $  18.23    $ 19.70
                                                          --------       -------      -------     -------      --------    -------
Income from investment operations:
   Net investment income (loss)....................           0.08          0.19         0.03       (0.02)        (0.03)     (0.02)
Net realized and unrealized
   gains (losses) on investments...................           3.16          4.64         1.49        4.84          7.35      (1.46)
                                                          --------       -------      -------     -------      --------    -------
Total from investment operations...................           3.24          4.83         1.52        4.82          7.32      (1.48)
                                                          --------       -------      -------     -------      --------    -------
Redemption fees received...........................           0.00+         0.00+        0.00+       0.00+         0.00+      0.01
                                                          --------       -------      -------     -------      --------    -------
Less distributions:
   Dividends from net investment income............            --          (0.19)       (0.03)        --            --         --
   Distributions from net realized gains
       on investments..............................            --          (2.63)       (3.07)      (2.78)        (2.38)       --
                                                          --------       -------      -------     -------      --------   --------
Total distributions................................            --          (2.82)       (3.10)      (2.78)        (2.38)       --
                                                          --------       -------      -------     -------      --------   --------
Net asset value, end of period.....................       $  28.88       $ 25.64      $ 23.63     $ 25.21      $  23.17   $ 18.23
                                                          ========       =======      =======     =======      ========   ========
Total Return.......................................          12.64%(a)     20.38%        6.00%      20.85%        40.14%    (7.46%)
Ratios/Supplemental Data
Net assets, end of period (000's)..................       $705,480       $532,108     $372,467    $344,605     $247,859   $144,281
Ratios to average net assets:
   Expenses, net of fees waived (b)................          1.29%(c)       1.32%        1.33%       1.32%         1.32%     1.20%
   Net investment income (loss)....................          0.65%(c)       0.82%        0.11%      (0.10%)       (0.32%)   (0.09%)
   Shareholder servicing fees waived...............          0.06%(c)       0.08%        0.11%       0.14%         0.14%     0.00%
   Expenses paid indirectly........................           --            0.00%        0.00%         --          0.00%     0.00%
   Portfolio turnover rate.........................            28%            72%          71%         55%           78%       79%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized
 +   Represents less than $0.01



Delafield Fund, Inc.
Additional Information
(Unaudited)
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

QUALIFIED DIVIDEND

For the fiscal year ended December 31, 2006 and 2005, 63% and 65%, respectively, of the ordinary income distribution will be treated as qualified dividends.

LONG-TERM CAPITAL GAIN DISTRIBUTION

For the fiscal year ended December 31, 2006, the fund designated $44,282,368 as long-term capital gain distribution for the purpose of the dividend paid deduction on its respective tax return.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 7, 2007, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

1)     The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings and important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)
-------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

2)     The performance of the Fund and the Manager. (continued)

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended March 31, 2007. The peer group categories included: (i) an asset-based peer group of retail no-load mid-cap value funds, as classified by Lipper ("expense group 1");
(ii) a competitors class peer group, representing other funds that are considered to be competitors of the Fund with similar distribution channels ("expense group 2"); (iii) other funds with similar investment objectives that are advised or sub-advised by the Manager (the "subadvised expense group"); (iv) other types of accounts, such as institutional and pension accounts, with an investment strategy similar to the Fund that are advised or sub-advised by the Manager ("expense group 4"); and (v) a peer group of all mid-cap value funds in the Lipper universe with similar load-type to the Fund regardless of asset size ('expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Chairman and the President also presented and discussed their Performance Report with the Board. The Performance Report compared the Fund's performance with the Fund's equity-only position and its benchmark stock indices, the S&P 500 and the Russell 2000, for the quarter ended March 31, 2007, for the year-to-date through May 31, 2007, and for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2007, as well as since the Fund's inception through March 31, 2007. The Directors used the Fund's performance against the Peer Groups and the stock indices to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory. The Board noted that the two institutional accounts with similar investment policies outperformed the Fund, however, the Manager explained that the performance difference was due primarily to these accounts being almost fully-invested in equity securities as compared to the Manager's policy of generally maintaining a larger cash position in the Fund. The Board also noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2007, the Fund had consistently outperformed its benchmark stock indices and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the 2nd quintile for the one-month, one-year, three-year, five-year and ten-year periods (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. While the Directors noted that the fees the Manager charges its two institutional accounts with a similar investment policy are lower, the Board recognized that the level of services required and risks involved in managing registered investment companies such as the Fund are significantly

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)
-------------------------------------------------------------------------------
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

different from those for institutional accounts and that market fees vary accordingly. The Board noted that there are typically greater cash flows for open-end investment companies than for other advisory accounts, and other advisory client accounts are more portable than registered investment companies that require Board and shareholder approval prior to changing investment advisers. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the Transfer Agency Agreement and under the 12b-1 Plan and related agreements. The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that economies of scale would be realized if the Fund were to experience significant asset growth in the future, noting that the current fee structure did contain breakpoints and that since their adoption assets had grown and surpassed both the first and second breakpoints, thus decreasing the rate of the management fee. Following further discussion, the Directors approved the Manager's proposal of instituting a third breakpoint for all net assets of the Fund over $1 billion.

5)     Other Factors.

The Board also discussed the Manager's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund and the brokers' and dealers' provision of brokerage and research services to the Manager (including transactions processed through affiliates of the Manager). The Directors further discussed the potential benefits the Manager derived from the Fund's soft dollar arrangements whereby brokers provide research to the Fund or Manager in return for allocating fund brokerage.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


Delafield Fund is distributed by Natixis Distributors, L.P. (member NASD, SIPC) 399 Boylston Street, MA 02116

                                                                   DF-SEMI-AR07

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

 By (Signature and Title)*          /s/ Christine Manna
                                    -------------------
                                    Christine Manna, Secretary

Date:  September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Steven W. Duff
                              -------------------------------------------
                              Steven W. Duff, Principal Executive Officer

Date:  September 7, 2007

By (Signature and Title)*      /s/ Anthony Pace
                               -----------------------
                               Anthony Pace, Treasurer

Date:  September 7, 2007

* Print the name and title of each signing officer under his or her signature.